Concentrations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Concentration Risk [Line Items]
Total revenue	$ 3,334,835	$ 2,430,216	$ 6,281,576	$ 5,168,519
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue			522,372	558,252
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue			466,912	$ 460,626
Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue			$ 461,262